Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Leases [Abstract]
Lease expense	$ 5.1	$ 4.5	$ 3.1
Operating lease not yet commenced amount	$ 1.0
Lessee operating lease not yet commenced, term of contract	4 years 6 months